Description of Business (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 09, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Description of Business [Abstract]
Entity incorporation date		Dec. 28, 2009		Dec. 28, 2009
Net loss		$ (6,941)	$ (2,391)	$ (39,671)	$ (30,064)
Accumulated deficit		(193,504)		(186,563)	(146,892)
Cash		$ 282	$ 229	$ 432	$ 5,338	$ 803
Net proceeds from a private placement	$ 29,700